GENERAL (Schedule of Revenue and Net Earnings) (Details) - Aimetis [Member] $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($)
Business Acquisition [Line Items]
Revenues	$ 5,047
Net loss	$ (2,667)